Related parties - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 11, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 4,969,000	$ 4,687,000	$ 4,426,000
Virtual Meetings Attendance Fee Percentage	50.00%
Cancellation of fees	$ 1,847	2,152	1,877
Payment of key management personnel compensation	$ 22,632	$ 21,580	20,669
Provisions for employee benefits					$ 11,481,064			$ 8,606,551
Ownership Interest Held By Government	88.49%
Description of any retirement benefit plan termination terms	five years (2016-2021)
Maximum Percentage of Price Differential	3
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Provisions for employee benefits			$ 5,401		$ 18,740			$ 5,491
Offshore International Group
Disclosure of transactions between related parties [line items]
Loans and receivables				$ 28			$ 35		$ 57
Loans And Receivable Interest Rate									4.99%
December 16, 2019
Disclosure of transactions between related parties [line items]
Modified Principal Payments to be Paid at Specific Dates						$ 7
June 15, 2020
Disclosure of transactions between related parties [line items]
Modified Principal Payments to be Paid at Specific Dates						7
December 15, 2020
Disclosure of transactions between related parties [line items]
Modified Principal Payments to be Paid at Specific Dates						7
February 19, 2021
Disclosure of transactions between related parties [line items]
Modified Principal Payments to be Paid at Specific Dates						$ 28
Equion Energy Limited [Member]
Disclosure of transactions between related parties [line items]
Loans And Receivable Interest Rate				2.37%	2.37%